Borrowings, other debts and derivative liabilities - Summary of Fair Value of Derivative Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability	¥ 9,996	¥ 14,351
Conversion Feature Of Yoken Series A One Warrant [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability	9,362
Conversion Feature Of Series D Three CMB Warrant A [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability		2,377
Conversion Feature Of seriesD threeCMB warrant B [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability		9,473
Series E Warrant [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability	444	¥ 2,501
Forward exchange swap [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability	¥ 190